Note 7 - Convertible Debt	6 Months Ended
Jun. 30, 2013
Notes
Note 7 - Convertible Debt

NOTE 7 – CONVERTIBLE DEBT

a.     On April 17, 2013, the Company borrowed $100,000 through the issuance of a convertible note. Under the terms of the note, the loan is assessed interest at a rate of 12% per annum and matures on April 17, 2014. The outstanding balance including principal and accrued interest is convertible in the Company’s common shares at a conversion price equal to the lessor of a) $0.20 per share; or b) 80% of the 30-day weighted average trading price of the Company’s common stock. As additional consideration, the lender was granted 5% of the Company’s net profits from its investment in CSI Imports & Export up to $50,000. The Company may prepay any portion owed with the payments first being applied to accrued interest and then to the net profit up to $50,000.

The Company accounted for the financing under ASC Topic 470-20 “Debt with Conversion and Other Options.”  The proceeds of the financing are required to be bifurcated between the fair value of the 5% net profit participating interest and the fair value of the convertible note using a relative fair value approach based upon the total amount of the $100,000 debt. The fair value of the net profit participating interest amounted to $22,471, which was classified to paid-in capital with an offset to discount. As the outstanding balance of the note is convertible into a number of variable common shares, the conversion feature accounted for under ASC Topic 815-15 “Embedded Derivative”.  The derivative component of the obligation was initially valued at $26,887 and classified under derivative liabilities with an offset to discounts on convertible debt. The total discount is being amortized to interest expense over the one-year term of the loan. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rate of 0.13%, volatility of 200%, a trading price of $0.17 per share and conversion price to $0.2085 per share.

Interest accrued on the above convertible debt and charged to interest expense for the three and six months ended June 30, 2013 was $2,433.  Amortization of the discount for the three months and six month ended June 30, 2013 totaled $10,376 which was charged to interest expense. The balance of the convertible note at June 30, 2013, including accrued interest, net of the discount was $63,451.

b.     The Company entered into an agreement with an unrelated third party to borrow up to a maximum of $315,000. On June 19, 2013 (the effective date of the agreement), the Company received the initial advance $65,000. Additional advances are solely at the discretion of the lender. In consideration for the funds borrowed, the Company is assessed a loan fee equal to 10% of the funds advanced and a closing and due diligence fee equal to 8% of the amount advanced. The outstanding balance including principal, accrued interest, and fees are convertible in the Company’s common shares at a conversion price equal to the lessor of a) $0.05 per share; or b) 60% of the lowest trade price in the 25 trading days prior to conversion. There is no interest charged for the first ninety days. However If the amounts due under this obligation is not fully paid with the ninety days, the total amount outstanding including accrued interest and fees will be assessed a one-time interest charge  of 12%.

The Company accounted for the financing under ASC Topic 470-20 “Debt with Conversion and Other Options.” The proceeds of the financing are required to be bifurcated based upon the fair value of the convertible note using a relative fair value approach based upon the total amount of the $76,700 debt ($65,000 advance plus fees totaling $11,700). As the outstanding balance of the note is convertible into a number of variable common shares, the conversion feature accounted for under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation was initially valued at $65,000 (the fair value cannot initially exceed the amount of the advance) and classified under derivative liabilities with an offset to discounts on convertible debt. The discount along with the loan fees are being amortized to interest expense over the one year term of the loan. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rate of 0.13%, volatility of 193.86%, a trading price of $0.05 per share and conversion price to $0.016 per share.

Amortization of the discount for the three months and six month ended June 30, 2013 totaled $2,372 which was charged to interest expense. The balance of the convertible note at June 30, 2013, including fees, net of the discount amounted to $2,372.

The Company valued the derivative liabilities at June 30, 2013 at $211,566 and recognized the change of $119,679 to operations. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rate of 0.15%, volatility of 186.65%, a trading price of $0.04 per share and a conversion price ranging from $0.0373 to $0.016 per share.